PREMISES AND EQUIPMENT (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
2014	$ 199
2015	146
2016	109
2017	109
2018	109
Years thereafter	1,693
Operating Leases, Future Minimum Payments Due	$ 2,365